Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,635,956	$ 5,322,063
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	84,864	395,265
Percent of Total	5.19%	7.43%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	591,288	106,934
Percent of Total	36.14%	2.01%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	95,447	331,913
Percent of Total	5.83%	6.24%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	7,069	(7,770)
Percent of Total	0.43%	(0.15%)
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	429,014	1,418,971
Percent of Total	26.22%	26.66%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	27,900	241,577
Percent of Total	1.71%	4.54%
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(164,979)	38,431
Percent of Total	(10.08%)	0.72%
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	47,203	836,696
Percent of Total	2.89%	15.72%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	143,204	189,965
Percent of Total	8.75%	3.57%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(7,508)	118,255
Percent of Total	(0.46%)	2.22%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	6,903	(26,065)
Percent of Total	0.42%	(0.49%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(216,991)	107,076
Percent of Total	(13.26%)	2.01%
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	5,197	60,757
Percent of Total	0.32%	1.14%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(9,011)	273,202
Percent of Total	(0.55%)	5.13%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	19,463	(61,438)
Percent of Total	1.19%	(1.15%)
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(131,074)	443,341
Percent of Total	(8.01%)	8.33%
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 707,967	$ 854,953
Percent of Total	43.27%	16.07%